Note 28 - Capital and Financial Risk Management (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Total borrowings	$ 0
Financial assets held for managing liquidity risk	1,347,200	$ 945,200
Total cash	947,200	545,200
Undrawn borrowing facilities	400,000	$ 400,000
Currency risk [member]
Statement Line Items [Line Items]
Gain (loss) on ten percent increase in risk	1,900
Gain (loss) on ten percent decrease in risk	800
Interest rate risk [member]
Statement Line Items [Line Items]
Adjustment to interest income from a 100 basis point change	9,500
Commodity price risk [member] | Gold [member]
Statement Line Items [Line Items]
Gain (loss) on ten percent increase in risk	39,200
Gain (loss) on ten percent decrease in risk	41,400
Commodity price risk [member] | Copper [member]
Statement Line Items [Line Items]
Gain (loss) on ten percent change in risk	$ 2,400